STOCKHOLDER' DEFICIT (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Number of Warrants Outstanding, Begining Balance	23,805,027	23,805,027	8,004,708
Weighted average exercise price or warrants outstanding, Begining Balance		$ 0.079	$ 0.014
Warrants granted			15,800,319
Weighted average exercise price, Warrants granted			$ 0.00475
Warrants exercised
Weighted average exercise price, Warrants exercised
Warrants expired or forfeited	(8,004,708)
Weighted average exercise price, Warrants expired or forfeited
Weighted average exercise price or warrants outstanding and exercisable, Ending Balance	$ 0.0079	$ 0.079
Number of Warrants Outstanding, Ending Balance	15,800,319	23,805,027